ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLES AND PROVISION FOR LOSSES OF ADVANCES TO SUPPLIERS (Tables) (Allowance for doubtful receivables)	12 Months Ended
Dec. 31, 2012
Allowance for doubtful receivables
ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLES AND PROVISION FOR LOSSES OF ADVANCES TO SUPPLIERS
Schedule of movement of the allowance for doubtful accounts

	At December 31,
	2010	2011	2012
	$	$	$

Balance, beginning of the year	13,859,407	19,295,063	45,438,767
Allowance made during the year	5,435,656	26,556,358	61,387,013
Amount written-off against allowance	—	(412,654)	(607)
Balance, end of the year	19,295,063	45,438,767	106,825,173